SHARE-BASED COMPENSATION - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2010	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (as percent of total issued and outstanding)	5.00%	5.00%
Shares authorized threshold (as percent of outstanding)	1.00%	1.00%
Share-based compensation expense				$ 204,945	$ 117,943	$ 77,277
Share options, exercised intrinsic value				74,154	12,139	19,863
Share options, vested fair value				4,315	3,225	2,764
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				3,979	$ 3,916	$ 3,046
Unrecognized compensation expense				$ 11,530
Unrecognized compensation expense recognition period (in years)				3 years 10 months 24 days
Share options granted (in shares)				82,003	203,179	23,000
Share options low limit (per share)				$ 208.41	$ 63.00	$ 107.67
Share options high limit (per share)				$ 239.01	$ 115.80	$ 109.98
Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				1,737,898	1,376,628	2,801,437
Share-based compensation expense				$ 146,410	$ 114,027	$ 74,231
Unrecognized compensation expense recognition period (in years)			4 years
Non-vested shares fair value				111,331	$ 77,012	$ 41,527
Non vested unrecognized compensation expense				$ 552,612
Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				602,203
Share-based compensation expense				$ 54,556
Unrecognized compensation expense recognition period (in years)				3 years 4 months 24 days
Non vested unrecognized compensation expense				$ 93,123
Minimum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				4 years	3 years	3 years
Share options expiration (in years)				8 years
Minimum | Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				1 year	1 year	1 year
Minimum | Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				1 year
Maximum | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				6 years	4 years	4 years
Share options expiration (in years)				12 years
Maximum | Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				6 years	8 years	13 years
Maximum | Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting (in years)				6 years